Borrowings (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Long-term debt	¥ 920,292	$ 141,446	¥ 2,523,621
In breach of loan covenants with waivers from banks [Member]
Long-term debt	641,005	98,521	865,625
No breach of loan covenants [Member]
Long-term debt	¥ 279,287	$ 42,925	¥ 1,657,996